LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Short-term borrowings	¥ 4,639,674	¥ 1,230,756
Current portion of long-term borrowings	1,308,339	922,634
Sub-total	5,948,013	2,153,390
Long-term borrowings, excluding current portion	18,284,514	10,566,746
Total loans and borrowings	¥ 24,232,527	¥ 12,720,136